UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of November 30, 2017 (Unaudited)

Deutsche CROCI® International Fund

	Shares	Value ($)
Common Stocks 97.1%
Australia 2.0%
Wesfarmers Ltd. (Cost $21,543,879)	674,662	22,492,547
Belgium 1.9%
Solvay SA (Cost $21,998,183)	149,335	20,970,194
France 9.9%
Cie Generale des Etablissements Michelin	150,245	21,786,526
Danone SA	267,767	22,568,004
L'Oreal SA	100,668	22,230,348
Pernod Ricard SA (a)	145,576	22,674,929
Sanofi	224,112	20,395,554
(Cost $97,671,958)		109,655,361
Germany 16.1%
BASF SE	202,347	22,605,661
Bayer AG (Registered)	160,473	20,447,276
Beiersdorf AG	203,080	24,148,770
Continental AG	86,704	23,083,659
Daimler AG (Registered)	267,341	22,073,698
Deutsche Post AG (Registered)	482,465	22,893,053
Merck KGaA	201,006	21,383,625
Siemens AG (Registered)	160,057	21,710,908
(Cost $161,519,465)		178,346,650
Hong Kong 6.0%
CLP Holdings Ltd.	2,136,530	21,835,794
HK Electric Investments & HK Electric Investments Ltd. "SS", 144A, (Units) (a)	23,653,500	21,770,254
Hong Kong & China Gas Co., Ltd.	11,506,752	22,474,063
(Cost $59,248,877)		66,080,111
Japan 23.7%
Astellas Pharma, Inc.	1,631,600	20,767,561
Bridgestone Corp.	457,240	20,814,660
Central Japan Railway Co.	119,500	22,167,064
Daiichi Sankyo Co., Ltd.	989,600	23,908,111
ITOCHU Corp.	1,265,000	22,058,619
Japan Tobacco, Inc.	644,200	21,369,514
Nissan Motor Co., Ltd.	2,275,200	22,119,383
Osaka Gas Co., Ltd.	1,125,500	21,666,669
Secom Co., Ltd.	290,100	21,789,640
Sekisui House Ltd.	1,212,400	22,696,404
Subaru Corp.	614,000	20,147,569
Sumitomo Electric Industries Ltd.	1,303,200	22,782,580
(Cost $252,636,245)		262,287,774
Netherlands 2.2%
Koninklijke DSM NV (Cost $16,410,542)	253,670	23,800,458
Singapore 4.1%
Singapore Airlines Ltd.	2,904,482	23,192,073
Singapore Telecommunications Ltd.	7,950,000	21,946,333
(Cost $49,301,752)		45,138,406
Spain 2.0%
Iberdrola SA (Cost $20,049,855)	2,789,876	22,143,934
Switzerland 16.1%
ABB Ltd. (Registered)	865,014	22,172,580
Adecco Group AG (Registered)	280,821	21,248,631
Ferguson PLC	315,373	22,678,954
Kuehne + Nagel International AG (Registered)	126,551	22,213,344
Nestle SA (Registered)	261,396	22,340,320
Novartis AG (Registered)	262,832	22,487,804
Roche Holding AG (Genusschein)	93,122	23,450,734
Schindler Holding AG	96,329	21,745,467
(Cost $162,322,536)		178,337,834
United Kingdom 13.1%
Barratt Developments PLC	2,364,713	19,389,472
Bunzl PLC	744,213	21,275,556
GlaxoSmithKline PLC	1,128,850	19,488,337
National Grid PLC	1,813,341	21,671,790
Persimmon PLC	573,006	19,685,693
SSE PLC	1,220,636	22,587,815
Taylor Wimpey PLC	8,013,747	21,151,712
(Cost $150,533,407)		145,250,375
Total Common Stocks (Cost $1,013,236,699)		1,074,503,644
Preferred Stocks 2.0%
Germany
Henkel AG & Co. KGaA (Cost $19,692,407)	159,574	21,639,442
Securities Lending Collateral 1.6%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.00% (b) (c) (Cost $17,841,000)	17,841,000	17,841,000
Cash Equivalents 0.6%
Deutsche Central Cash Management Government Fund, 1.12% (b) (Cost $7,165,947)	7,165,947	7,165,947
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,057,936,053)	101.3	1,121,150,033
Other Assets and Liabilities, Net	(1.3)	(14,001,620)
Net Assets	100.0	1,107,148,413

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)		All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2017 amounted to $17,005,626, which is 1.5% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At November 30, 2017 the Deutsche CROCI® International Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral
Industrials	265,145,889	24%
Consumer Discretionary	235,731,356	22%
Consumer Staples	179,463,874	16%
Health Care	172,329,002	16%
Utilities	154,150,319	14%
Materials	67,376,313	6%
Telecommunication Services	21,946,333	2%
Total	1,096,143,086	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$22,492,547	$—	$22,492,547
Belgium	—	20,970,194	—	20,970,194
France	—	109,655,361	—	109,655,361
Germany	—	178,346,650	—	178,346,650
Hong Kong	—	66,080,111	—	66,080,111
Japan	—	262,287,774	—	262,287,774
Netherlands	—	23,800,458	—	23,800,458
Singapore	—	45,138,406	—	45,138,406
Spain	—	22,143,934	—	22,143,934
Switzerland	—	178,337,834	—	178,337,834
United Kingdom	—	145,250,375	—	145,250,375
Preferred Stocks (d)	—	21,639,442	—	21,639,442
Short-Term Investments (d)	25,006,947	—	—	25,006,947
Total	$25,006,947	$1,096,143,086	$—	$1,121,150,033

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® International Fund, a series of Deutsche International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2018